Morgan, Lewis & Bockius LLP

2020 K Street NW

Washington, DC 20006-1806

Tel. +1.202.373.6000

Fax: +1.202.373.6001

www.morganlewis.com

Beau Yanoshik

+1.202.373.6133

beau.yanoshik@morganlewis.com

October 8, 2015

VIA EDGAR

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Post-Effective Amendment No. 56 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-173276 and 811-22542)

Ladies and Gentlemen:

On behalf of our client, SSGA Active Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 56 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto. This filing is made pursuant to Rule 485(a)(2) under the Securities Act to register a newly created series of the Trust, the SPDR® DoubleLine® Short Term Total Return Tactical ETF.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik

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